N-2 - $ / shares			3 Months Ended
		Jun. 10, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001513363
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		Fidus Investment Corporation
General Description of Registrant [Abstract]
Share Price [Table Text Block]	The following table lists the high and low sales prices for our common stock, and the sales prices as percentages of NAV. On March 19, 2026, the last reported closing sale price of our common stock on the Nasdaq Global Select Market was $18.11.

Period	NAV(1)	High Closing Sales Price	Low Closing Sales Price	Premium / (Discount) of High Sales Price to NAV(2)	Premium / (Discount) of Low Sales Price to NAV(2)
Year Ended December 31, 2025:
First Quarter	$19.39	$23.37	$20.39	20.6%	5.2%
Second Quarter	19.57	20.65	17.32	5.5	(11.5)
Third Quarter	19.56	21.99	20.18	12.4	3.2
Fourth Quarter	19.55	19.30	20.33	(1.3)	4.0

Year Ended December 31, 2024:
First Quarter	$19.36	$20.04	$18.79	3.5%	(2.9)%
Second Quarter	19.50	20.47	19.26	5.0	(1.2)
Third Quarter	19.42	20.34	18.76	4.7	(3.4)
Fourth Quarter	19.33	21.49	19.10	11.2	(1.2)

Year Ended December 31, 2023:
First Quarter	$19.39	$20.90	$18.29	7.8%	(5.7)%
Second Quarter	19.13	20.08	18.10	5.0	(5.4)
Third Quarter	19.28	20.98	18.80	8.8	(2.5)
Fourth Quarter	19.37	20.13	17.69	3.9	(8.7)

Year Ended December 31, 2022:
First Quarter	$19.91	$20.52	$17.02	3.1%	(14.5)%
Second Quarter	19.80	20.94	16.61	5.8	(16.1)
Third Quarter	19.41	20.62	16.92	6.2	(12.8)
Fourth Quarter	19.43	20.69	16.88	6.5	(13.1)

Year Ended December 31, 2021:
First Quarter	$16.90	$15.67	$12.78	(7.3)%	(24.4)%
Second Quarter	17.57	17.89	15.70	1.8	(10.6)
Third Quarter	18.31	18.39	16.45	0.4	(10.2)
Fourth Quarter	19.96	18.63	16.97	(6.7)	(15.0)

(1)

NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as the respective high or low sales price divided by NAV.

Lowest Price or Bid			$ 20.33	$ 20.18	$ 17.32	$ 20.39	$ 19.1	$ 18.76	$ 19.26	$ 18.79	$ 17.69	$ 18.8	$ 18.1	$ 18.29	$ 16.88	$ 16.92	$ 16.61	$ 17.02	$ 16.97	$ 16.45	$ 15.7	$ 12.78
Highest Price or Bid			$ 19.3	$ 21.99	$ 20.65	$ 23.37	$ 21.49	$ 20.34	$ 20.47	$ 20.04	$ 20.13	$ 20.98	$ 20.08	$ 20.9	$ 20.69	$ 20.62	$ 20.94	$ 20.52	$ 18.63	$ 18.39	$ 17.89	$ 15.67
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[1]		(1.30%)	12.40%	5.50%	20.60%	11.20%	4.70%	5.00%	3.50%	3.90%	8.80%	5.00%	7.80%	6.50%	6.20%	5.80%	3.10%	(6.70%)	0.40%	1.80%	(7.30%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[1]		4.00%	3.20%	(11.50%)	5.20%	(1.20%)	(3.40%)	(1.20%)	(2.90%)	(8.70%)	(2.50%)	(5.40%)	(5.70%)	(13.10%)	(12.80%)	(16.10%)	(14.50%)	(15.00%)	(10.20%)	(10.60%)	(24.40%)
NAV Per Share	[2]		$ 19.55	$ 19.56	$ 19.57	$ 19.39	$ 19.33	$ 19.42	$ 19.5	$ 19.36	$ 19.37	$ 19.28	$ 19.13	$ 19.39	$ 19.43	$ 19.41	$ 19.8	$ 19.91	$ 19.96	$ 18.31	$ 17.57	$ 16.9

[1]	(2) Calculated as the respective high or low sales price divided by NAV.
[2]

(1)

NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.